May 1, 2026

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

T. Rowe Price Intermediate Tax-Free High Yield Fund
T. Rowe Price Intermediate Tax-Free High Yield Fund–I Class

File Nos.: 333-196145/811-22968

T. Rowe Price Multi-Sector Account Portfolios, Inc.

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

File Nos.: 333-178660/811-22620

T. Rowe Price State Tax-Free Funds, Inc.

T. Rowe Price California Tax-Free Bond Fund
T. Rowe Price California Tax-Free Bond Fund–I Class
T. Rowe Price Georgia Tax-Free Bond Fund
T. Rowe Price Georgia Tax-Free Bond Fund–I Class
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund–I Class
T. Rowe Price Maryland Tax-Free Bond Fund
T. Rowe Price Maryland Tax-Free Bond Fund–I Class
T. Rowe Price Maryland Tax-Free Money Fund
T. Rowe Price Maryland Tax-Free Money Fund–I Class
T. Rowe Price New Jersey Tax-Free Bond Fund
T. Rowe Price New Jersey Tax-Free Bond Fund–I Class
T. Rowe Price New York Tax-Free Bond Fund
T. Rowe Price New York Tax-Free Bond Fund–I Class
T. Rowe Price Virginia Tax-Free Bond Fund
T. Rowe Price Virginia Tax-Free Bond Fund–I Class

File Nos.: 033-06533/811-4521

T. Rowe Price Tax-Efficient Funds, Inc.

T. Rowe Price Tax-Efficient Equity Fund
T. Rowe Price Tax-Efficient Equity Fund–I Class

File Nos.: 333-26441/811-08207

T. Rowe Price Tax-Exempt Money Fund, Inc.

T. Rowe Price Tax-Exempt Money Fund
T. Rowe Price Tax-Exempt Money Fund–I Class

File Nos.: 002-67029/811-3055

T. Rowe Price Tax-Free High Yield Fund, Inc.

T. Rowe Price Tax-Free High Yield Fund
T. Rowe Price Tax-Free High Yield Fund–Advisor Class
T. Rowe Price Tax-Free High Yield Fund–I Class

File Nos.: 002-94641/811-4163

T. Rowe Price Tax-Free Income Fund, Inc.

T. Rowe Price Tax-Free Income Fund
T. Rowe Price Tax-Free Income Fund–Advisor Class
T. Rowe Price Tax-Free Income Fund–I Class

File Nos.: 002-57265/811-2684

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

T. Rowe Price Tax-Free Short-Intermediate Fund
T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class
T. Rowe Price Tax-Free Short-Intermediate Fund–I Class

File Nos.: 002-87059/811-3872

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 24, 2026.

The Funds’ prospectuses and SAI went effective automatically on May 1, 2026.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Vicki Booth at 410-577-5024.

Sincerely,

/s/Gladys J. Davis

Gladys J. Davis